6. EQUIPMENT, VEHICLES AND FURNITURE	12 Months Ended
Jan. 31, 2024
Notes
6. EQUIPMENT, VEHICLES AND FURNITURE

6.EQUIPMENT, VEHICLES AND FURNITURE

	Balance February 1, 2023	Additions for the year	Disposals for the year	Balance January 31, 2024

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(44,373)	(5,478)	-	(49,851)
Net book value	18,260	(5,478)	-	12,782

Office furniture and equipment
Value at Cost	15,394	-	-	15,394
Accumulated Depreciation	(15,178)	(43)	-	(15,221)
Net book value	216	(43)	-	173

Computer equipment
Value at Cost	33,384	-	-	33,384
Accumulated Depreciation	(33,188)	(88)	-	(33,276)
Net book value	196	(88)	-	108

Totals	$18,672	$(5,609)	$-	$13,063

	Balance February 1, 2022	Additions for the year	Disposals for the year	Balance January 31, 2023

Automobile
Value at Cost	$62,633	$-	$-	$62,633
Accumulated Depreciation	(36,547)	(7,826)	-	(44,373)
Net book value	26,086	(7,826)	-	18,260

Office furniture and equipment
Value at Cost	23,397	-	(8,003)	15,394
Accumulated Depreciation	(22,931)	(54)	7,807	(15,178)
Net book value	466	(54)	(196)	216

Computer equipment
Value at Cost	97,620	-	(64,236)	33,384
Accumulated Depreciation	(97,238)	(160)	64,210	(33,188)
Net book value	382	(160)	(26)	196

Totals	$26,934	$(8,040)	$(222)	$18,672